28. FINANCIAL INCOME (EXPENSES)	12 Months Ended
Dec. 31, 2020
Financial Income
FINANCIAL INCOME (EXPENSES)
28.	FINANCIAL INCOME (EXPENSES)

			Consolidated
	12/31/2020	12/31/2019	12/31/2018
Financial income
Related parties (note 22 b)	51,124	79,228	64,888
Income from financial investments	58,061	93,471	111,235
Updated shares – Fair value through profit or loss (Note 14 II) (1)	1,190,489	-	-
Other income (2)	503,054	206,343	1,134,391
	1,802,728	379,042	1,310,514
Financial expenses
Borrowings and financing - foreign currency (note 13 b)	(1,600,973)	(1,128,520)	(988,821)
Borrowings and financing - local currency (note 13 b)	(401,079)	(867,785)	(1,020,867)
Related parties	(13,608)	(14,939)	(16,092)
Lease liabilities	(50,804)	(49,118)	-
Capitalised interest (notes 11 and 33)	92,506	117,189	71,611
Interest and fines	(290,673)	(158,794)	(71,100)
(-) Adjustment present value of trade payables	(139,566)	-	-
Commission, bank fees, Guarantee and bank fees	(162,085)	(217,784)	(182,179)
PIS/COFINS over financial income	(39,149)	(25,176)	(84,404)
Other financial expenses	(270,764)	(217,864)	19,614
	(2,876,195)	(2,562,791)	(2,272,238)
Others financial items, net
Foreign exchange and monetary variation, net	392,971	47,579	(533,918)
Gains and (losses) on exchange derivatives (*)	(115,815)	4,986	(1)
	277,156	52,565	(533,919)
	(2,599,039)	(2,510,226)

Financial income (expenses), net	(796,311)	(2,131,184)	(1,495,643)

(*) Statement of gains and (losses) on derivative transactions (note 14)
Exchange rate swap Dollar x Euro	(9,070)	783	(1)
Exchange rate swap GBP x Euro	(602)
Exchange rate swap CDI x Dollar	(106,143)	4,203
	(115,815)	4,986	(1)

(1)	It refers to the appreciation of Usiminas’ shares in the amount of R$1,190,489 as of December31, 2020. As of December 31, 2019, Usiminas’ shares were reclassified to financial investments and their pricing fluctuation started to be recognized in the financial result.

(2)	It mainly refers to the recognition of the exclusion of ICMS in the PIS and COFINS calculation base in the amount of R$81,758 on December 31, 2020 (R$160,609 on December 31, 2019) in the Consolidated, and updating in the amount of R$369,571 of receivables for indemnity (see note 9).